Note 09 - b.2) Financing, outstading lines of credit with official credit agencies in Brazil (Detail) (USD $) In Millions	Mar. 31, 2011
Financing 1
Company	Transpetro	[1]
Agency	BNDES
Contracted	$ 5,529
Used	349
Balance	5,180
Description	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a.
Financing 2
Company	Petrobras
Agency	Banco do Brasil
Contracted	307
Used	234
Balance	73
Description	Commercial Credit Certificate (FINAME) - 4.5% p.a.
Financing 3
Company	Petrobras
Agency	Caixa Econômica Federal
Contracted	184
Used	0
Balance	$ 184
Description	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI

[1]	Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US$ 6,144 where 90% is financed by BNDES.